SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of financial statement amounts and balances of the VIE and its subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2022 USD ($)
ASSETS
Cash and cash equivalents	¥ 2,772		¥ 16,317	¥ 22,879	$ 390
Restricted cash	106		2,935	8,887	15
Accounts receivable, net	752		370		106
Amounts due from related parties			201
Prepaid rent and deposit			571
Advances to suppliers	8,501		12,933		1,195
Other current assets	59,029		143,343		8,298
Property and equipment, net	500		38,940		70
Intangible assets, net	13,475		152,464		1,894
Other assets	10,405		9,556		1,464
Total assets	95,540		377,630		13,432
LIABILITIES
Accounts payable	122,667		320,269		17,244
Amounts due to related parties	4,831				679
Deferred revenue	129,930		171,157		18,265
Short-term debt	110,097		558,705		15,477
Rental instalment loans	15,756		18,094		2,215
Deposits from tenants	38,439		65,785		5,404
Accrued expenses and other current liabilities	81,649		1,049,361		11,480
Long-term debt			201,041
Total liabilities	668,402		2,862,536		93,964
Net revenues	652,333	$ 91,703	1,036,206	1,207,963
Net loss	819,980	115,269	(569,202)	(1,533,641)
Net cash provided by (used in) operating activities	(39,589)	(5,565)	(109,661)	54,841
Net cash used in investing activities	(11,468)	(1,612)	(6,486)	(138,670)
Net cash (used in) provided by financing activities	29,309	4,120	101,601	(134,924)
Variable Interest Entity
ASSETS
Cash and cash equivalents	62		10,982		9
Restricted cash			2,893
Accounts receivable, net			370
Prepaid rent and deposit			571
Advances to suppliers	6,131		5,323		862
Other current assets	2,572		97,978		362
Property and equipment, net			38,940
Intangible assets, net			539
Other assets	98		108		14
Total assets	8,863		157,704		1,247
LIABILITIES
Accounts payable	34		281,458		5
Deferred revenue	16		1,125		2
Short-term debt	13,000		256,773		1,828
Rental instalment loans			33
Deposits from tenants			1,422
Accrued expenses and other current liabilities	67,908		875,572		9,547
Long-term debt			201,041
Total liabilities	80,958		1,617,424		$ 11,382
Net revenues	1,635	230	173,921	965,093
Net loss	(43,940)	(6,177)	(375,470)	(1,491,565)
Net cash provided by (used in) operating activities	(16,087)	(2,261)	(108,705)	72,293
Net cash used in investing activities	(217)	(31)		(99,172)
Net cash (used in) provided by financing activities	¥ 2,267	$ 319	¥ 98,466	¥ (95,948)